                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04615

                        HARTFORD HLS SERIES FUND II, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


ITEM 1. SCHEDULE OF INVESTMENTS.

 HARTFORD BLUE CHIP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- 98.8%
         BASIC MATERIALS -- 0.2%
    5    Nucor Corp. ......................................  $    307
                                                             --------
         CAPITAL GOODS -- 4.4%
   35    Baker Hughes, Inc. ...............................     2,089
   13    Deere & Co. ......................................       771
    6    General Dynamics Corp. ...........................       717
   30    Honeywell International, Inc. ....................     1,140
   36    International Game Technology.....................       972
   42    Tyco International Ltd. ..........................     1,175
                                                             --------
                                                                6,864
                                                             --------
         CONSUMER CYCLICAL -- 8.2%
   21    Amazon.com, Inc. B................................       956
   27    Best Buy Co., Inc. ...............................     1,159
   25    eBay, Inc. B......................................     1,009
    6    Fortune Brands, Inc. .............................       455
   56    Home Depot, Inc. .................................     2,136
   31    Kohl's Corp. B....................................     1,561
   14    McDonald's Corp. .................................       482
   18    SYSCO Corp. ......................................       577
   44    Target Corp. .....................................     2,259
   47    Wal-Mart Stores, Inc. ............................     2,064
                                                             --------
                                                               12,658
                                                             --------
         CONSUMER STAPLES -- 3.4%
   10    Altria Group, Inc. ...............................       744
   14    Coca-Cola Co. ....................................       583
   29    Gillette Co. .....................................     1,665
   26    PepsiCo, Inc. ....................................     1,481
   14    Procter & Gamble Co. .............................       856
                                                             --------
                                                                5,329
                                                             --------
         ENERGY -- 5.4%
   28    BHP Billiton Ltd. ................................       469
   11    BJ Services Co. ..................................       403
   28    Exxon Mobil Corp. ................................     1,754
    5    Murphy Oil Corp. .................................       264
   32    Schlumberger Ltd. ................................     2,666
   50    Smith International, Inc. ........................     1,659
    6    Total S.A. ADR....................................       829
    7    Transocean, Inc. B................................       435
                                                             --------
                                                                8,479
                                                             --------
         FINANCE -- 25.2%
    2    Aetna, Inc. ......................................       147
    7    Aflac, Inc. ......................................       304
   39    American Express Co. .............................     2,234
   48    American International Group, Inc. ...............     2,986
   51    Ameritrade Holding Corp. B........................     1,104
    2    Bank of New York Co., Inc. .......................        50
   84    Charles Schwab Corp. .............................     1,217
   90    Citigroup, Inc. ..................................     4,109
   17    E*Trade Financial Corp. B.........................       303
   28    Franklin Resources, Inc. .........................     2,359
   13    Goldman Sachs Group, Inc. ........................     1,556
   20    Legg Mason, Inc. .................................     2,166
   33    Marsh & McLennan Cos., Inc. ......................       988

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         FINANCE -- 25.2% -- (CONTINUED)
   24    Mellon Financial Corp. ...........................  $    767
   27    Merrill Lynch & Co., Inc. ........................     1,663
    2    Morgan Stanley....................................        97
   31    Northern Trust Corp. .............................     1,547
   24    SLM Corp. ........................................     1,303
   54    State Street Corp. ...............................     2,651
   17    U.S. Bancorp......................................       475
    4    UBS AG............................................       375
  102    UnitedHealth Group, Inc. .........................     5,732
   47    Wellpoint, Inc. B.................................     3,594
   22    Wells Fargo & Co. ................................     1,306
    5    Willis Group Holdings Ltd. .......................       177
                                                             --------
                                                               39,210
                                                             --------
         HEALTH CARE -- 12.7%
    4    Abbott Laboratories...............................       182
   39    Amgen, Inc. B.....................................     3,123
   @@    Biogen Idec, Inc. B...............................         4
   14    Biomet, Inc. .....................................       493
   19    Caremark Rx, Inc. B...............................       929
   21    CVS Corp. ........................................       621
   21    Genentech, Inc. B.................................     1,735
   34    Gilead Sciences, Inc. B...........................     1,648
   32    Johnson & Johnson.................................     2,031
   39    Medtronic, Inc. ..................................     2,080
   13    Monsanto Co. .....................................       841
    4    Novartis AG.......................................       178
   56    Pfizer, Inc. .....................................     1,389
    9    Quest Diagnostics, Inc. ..........................       430
    2    Roche Holding AG..................................       320
    5    Schering-Plough Corp. ............................       112
    9    Sepracor, Inc. B..................................       525
   24    St. Jude Medical, Inc. B..........................     1,132
   16    Stryker Corp. ....................................       776
    5    Teva Pharmaceutical Industries Ltd. ADR...........       170
   23    Wyeth.............................................     1,046
                                                             --------
                                                               19,765
                                                             --------
         SERVICES -- 7.4%
   27    Accenture Ltd. Class A B..........................       685
   24    Apollo Group, Inc. Class A B......................     1,587
   31    Automatic Data Processing, Inc. ..................     1,321
    8    Cendant Corp. ....................................       173
    2    Cintas Corp. .....................................        66
   27    Comcast Corp. Special Class A B...................       771
   14    Fiserv, Inc. B....................................       642
    7    Harrah's Entertainment, Inc. .....................       450
   12    Marriott International, Inc. Class A..............       731
   11    McGraw-Hill Cos., Inc. ...........................       514
   58    News Corp. Class A................................       910
    6    Omnicom Group, Inc. ..............................       468
   12    Paychex, Inc. ....................................       434
   17    Scripps (E.W.) Co. Class A........................       870
    2    United Parcel Service, Inc. Class B...............       159
   29    Viacom, Inc. Class B..............................       942
   16    Wynn Resorts Ltd. B...............................       736
                                                             --------
                                                               11,459
                                                             --------

The accompanying notes are an integral part of this financial statement.

 HARTFORD BLUE CHIP STOCK HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- (CONTINUED)
         TECHNOLOGY -- 30.8%
   27    Adobe Systems, Inc. ..............................  $    794
   @@    Affiliated Computer Services, Inc. Class A B......        22
   29    America Movil S.A. de C.V. ADR....................       750
   19    American Tower Corp. Class A B....................       472
   36    Analog Devices, Inc. .............................     1,348
    6    ChoicePoint, Inc. B...............................       276
  104    Cisco Systems, Inc. B.............................     1,861
   59    Corning, Inc. B...................................     1,131
   60    Danaher Corp. ....................................     3,208
   83    Dell, Inc. B......................................     2,839
   79    EMC Corp./Massachusetts B.........................     1,017
   27    First Data Corp. .................................     1,060
  145    General Electric Co. .............................     4,886
    6    Google, Inc. B....................................     1,867
    4    Harman International Industries, Inc. ............       430
   14    IAC/Interactive Corp. B...........................       365
   92    Intel Corp. ......................................     2,270
    9    Intuit, Inc. B....................................       381
   31    Juniper Networks, Inc. B..........................       747
   11    Linear Technology Corp. ..........................       413
   14    Lockheed Martin Corp. ............................       830
   17    Marvell Technology Group Ltd. B...................       788
   45    Maxim Integrated Products, Inc. ..................     1,919
  191    Microsoft Corp. ..................................     4,912
   59    Nokia Oyj ADR.....................................       993
  107    Oracle Corp. B....................................     1,324
   29    Qualcomm, Inc. ...................................     1,280
    1    Research In Motion Ltd. B.........................        62
    5    Rockwell Collins, Inc. ...........................       227
   19    Rogers Communications, Inc. Class B...............       738
    1    Samsung Electronics Co., Ltd. GDR M...............       171
   54    Sprint Nextel Corp. ..............................     1,293
   26    Symantec Corp. B..................................       582
    2    Symbol Technologies, Inc. ........................        16
   22    Telus Corp. ......................................       884
   39    Texas Instruments, Inc. ..........................     1,319
   80    Time Warner, Inc. ................................     1,452
   46    Xilinx, Inc. .....................................     1,289
   52    Yahoo!, Inc. B....................................     1,756
                                                             --------
                                                               47,972
                                                             --------
         TRANSPORTATION -- 1.1%
   35    Carnival Corp. ...................................     1,739
    1    Union Pacific Corp. ..............................        36
                                                             --------
                                                                1,775
                                                             --------
         Total common stock
           (cost $128,730).................................  $153,818
                                                             --------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
SHORT-TERM INVESTMENTS -- 0.7%
         FINANCE -- 0.7%
   81    State Street Bank Money Market Variable Rate
           TimeDeposit, Current rate -- 1.88% K............  $     81
1,017    T Rowe Price Reserve Money Market Mutual
           Fund -- Current rate -- 6.20% K.................     1,017
                                                             --------
                                                                1,098
                                                             --------
         Total short-term investments
           (cost $1,098)...................................  $  1,098
                                                             --------
         TOTAL INVESTMENTS IN SECURITIES
           (COST $129,828) O...............................  $154,916
         OTHER ASSETS & LIABILITIES........................       783
                                                             --------
         TOTAL NET ASSETS..................................  $155,699
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.96% of total net assets at September 30, 2005.

   Security valued in good faith at fair value by, or under the direction of, the Funds'
   Board of Directors. The aggregate value of these securities at September 30, 2005, was
   $1,342, which represents 0.86% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $131,575 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $31,146
       Unrealized depreciation..................................................   (7,805)
                                                                                  -------
       Net unrealized appreciation..............................................  $23,341
                                                                                  =======

    M  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.
       Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30,
       2005, was $171, which represents 0.11% of total net assets.

    K Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2005.

   @@  Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
COMMON STOCK -- 99.7%
         CAPITAL GOODS -- 2.2%
   7     AGCO Corp. B......................................  $   129
   4     Manitowoc Co., Inc. ..............................      176
                                                             -------
                                                                 305
                                                             -------
         CONSUMER CYCLICAL -- 7.9%
   3     Autoliv, Inc. ....................................      139
   6     CDW Corp. ........................................      337
   5     Cheesecake Factory, Inc. B........................      169
   4     Copart, Inc. B....................................      106
   4     Kohl's Corp. B....................................      206
   4     Wal-Mart Stores, Inc. ............................      162
                                                             -------
                                                               1,119
                                                             -------
         CONSUMER STAPLES -- 3.0%
   4     Avon Products, Inc. ..............................      119
   5     PepsiCo, Inc. ....................................      301
                                                             -------
                                                                 420
                                                             -------
         ENERGY -- 13.7%
   2     Apache Corp. .....................................      165
   6     BJ Services Co. ..................................      223
   5     BP plc ADR........................................      319
   4     Chevron Corp. ....................................      274
   5     Exxon Mobil Corp. ................................      292
   2     Noble Corp. ......................................      135
  12     XTO Energy, Inc. .................................      544
                                                             -------
                                                               1,952
                                                             -------
         FINANCE -- 13.0%
   1     Aetna, Inc. ......................................      107
   6     American International Group, Inc. ...............      359
   6     Citigroup, Inc. ..................................      271
   4     Commerce Bancorp, Inc. ...........................      132
   7     Countrywide Financial Corp. ......................      236
   8     Doral Financial Corp. ............................      102
   4     Federal National Mortgage Association.............      179
   3     Fifth Third Bancorp...............................      104
   4     First Marblehead Corp. ...........................       98
   1     Goldman Sachs Group, Inc. ........................      146
   5     MBNA Corp. .......................................      111
                                                             -------
                                                               1,845
                                                             -------
         HEALTH CARE -- 17.6%
   7     Baxter International, Inc. .......................      283
   3     Biogen Idec, Inc. B...............................       99
   5     Boston Scientific Corp. B.........................      120
   3     Genzyme Corp. B...................................      188
   3     Lincare Holdings, Inc. B..........................      127
   3     Medtronic, Inc. ..................................      153
   5     Novartis AG ADR...................................      230
   8     Pfizer, Inc. .....................................      207
  21     Schering-Plough Corp. ............................      441
   6     Teva Pharmaceutical Industries Ltd. ADR...........      196
   6     Walgreen Co. .....................................      243
   6     Watson Pharmaceuticals, Inc. B....................      205
                                                             -------
                                                               2,492
                                                             -------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
         SERVICES -- 9.1%
   2     Automatic Data Processing, Inc. ..................  $    71
   2     Cintas Corp. .....................................       82
   1     FedEx Corp. ......................................      102
   6     H & R Block, Inc. ................................      132
   6     IMS Health, Inc. .................................      144
   2     Jacobs Engineering Group, Inc. B..................      148
   2     Omnicom Group, Inc. ..............................      146
   6     Viacom, Inc. Class B..............................      182
   3     Weight Watchers International, Inc. B.............      146
   7     Westwood One, Inc. ...............................      135
                                                             -------
                                                               1,288
                                                             -------
         TECHNOLOGY -- 28.2%
   6     Adobe Systems, Inc. ..............................      191
   6     Affiliated Computer Services, Inc. Class A B......      319
  18     Citrix Systems, Inc. B............................      464
   4     Cognos, Inc. B....................................      171
   2     Fisher Scientific International, Inc. B...........      153
  11     General Electric Co. .............................      359
  13     Intel Corp. ......................................      328
   3     International Business Machines Corp. ............      261
   3     Lexmark International, Inc. ADR B.................      171
   8     Linear Technology Corp. ..........................      295
  16     Microsoft Corp. ..................................      419
  11     Motorola, Inc. ...................................      239
  15     Symantec Corp. B..................................      345
   8     Time Warner, Inc. ................................      153
   3     Zebra Technologies Corp. Class A B................      117
                                                             -------
                                                               3,985
                                                             -------
         TRANSPORTATION -- 1.4%
   2     Carnival Corp. ...................................       88
   6     Gentex Corp. .....................................      106
                                                             -------
                                                                 194
                                                             -------
         UTILITIES -- 3.6%
   3     Kinder Morgan, Inc. ..............................      269
   3     Questar Corp. ....................................      240
                                                             -------
                                                                 509
                                                             -------
         Total common stock
           (cost $13,216)..................................  $14,109
                                                             -------
SHORT-TERM INVESTMENTS -- 0.2%
         FINANCE -- 0.2%
  34     State Street Bank Money Market Variable
           Rate TimeDeposit, Current rate -- 1.88% K.......  $    34
                                                             -------
         Total short-term investments
           (cost $34)......................................  $    34
                                                             -------
         TOTAL INVESTMENTS IN SECURITIES
           (COST $13,250) O................................  $14,143
         OTHER ASSETS & LIABILITIES........................       11
                                                             -------
         TOTAL NET ASSETS..................................  $14,154
                                                             =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL OPPORTUNITIES HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.17% of total net assets at September 30, 2005.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $13,375 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................   $1,716
       Unrealized depreciation..................................................     (948)
                                                                                   ------
       Net unrealized appreciation..............................................   $  768
                                                                                   ======

    K Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2005.

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- 98.9%
            BASIC MATERIALS -- 3.9%
     281    Cameco Corp. H....................................  $   15,017
     400    Jarden Corp. BH...................................      16,413
     219    Precision Castparts Corp. ........................      11,645
                                                                ----------
                                                                    43,075
                                                                ----------
            CONSUMER CYCLICAL -- 14.7%
     327    Abercrombie & Fitch Co. Class A...................      16,281
     248    Advance Auto Parts, Inc. B........................       9,608
     251    California Pizza Kitchen, Inc. B..................       7,336
     290    D.R. Horton, Inc. ................................      10,497
     180    Electronics Boutique Holdings Corp. B.............      11,311
     138    GameStop Corp. Class A BH.........................       4,333
     188    GameStop Corp. Class B B..........................       5,332
   1,187    Geox S.p.A. ......................................      11,852
     329    Kohl's Corp. B....................................      16,504
     153    Men's Wearhouse, Inc. B...........................       4,096
     170    Michaels Stores, Inc. ............................       5,630
     249    Pulte Homes, Inc. ................................      10,670
     846    Rinker Group Ltd. ................................      10,745
     243    Standard-Pacific Corp. ...........................      10,070
     400    Tiffany & Co. ....................................      15,900
     293    Williams-Sonoma, Inc. B...........................      11,229
                                                                ----------
                                                                   161,394
                                                                ----------
            CONSUMER STAPLES -- 2.4%
     189    Altria Group, Inc. ...............................      13,917
     216    Procter & Gamble Co. .............................      12,855
                                                                ----------
                                                                    26,772
                                                                ----------
            ENERGY -- 5.1%
     205    BJ Services Co. ..................................       7,389
     267    Chesapeake Energy Corp. H.........................      10,198
     130    GlobalSantaFe Corp. ..............................       5,944
      87    Noble Corp. ......................................       5,942
     282    Petro-Canada......................................      11,747
     215    Tesoro Corp. .....................................      14,450
                                                                ----------
                                                                    55,670
                                                                ----------
            FINANCE -- 2.4%
     191    Comverse Technology, Inc. B.......................       5,028
   8,450    Melco International Development Ltd. .............       9,977
     240    State Street Corp. ...............................      11,721
                                                                ----------
                                                                    26,726
                                                                ----------
            HEALTH CARE -- 31.0%
     305    Advanced Neuromodulation Systems, Inc. B..........      14,480
     384    Alkermes, Inc. B..................................       6,450
     221    Amgen, Inc. B.....................................      17,615
     355    Amylin Pharmaceuticals, Inc. BH...................      12,340
     406    Applied Biosystems Group -- Applera Corp. ........       9,438
     385    AstraZeneca plc ADR H.............................      18,148
     157    AtheroGenics, Inc. BH.............................       2,520
     241    Auxilium Pharmaceuticals, Inc. BH.................       1,198
     225    Cardinal Health, Inc. ............................      14,287
     285    Cephalon, Inc. BH.................................      13,239
     336    Covance, Inc. B...................................      16,139
     451    Digene Corp. B....................................      12,865

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     312    Eisai Co., Ltd. ..................................  $   13,377
     204    Encysive Pharmaceuticals, Inc. B..................       2,408
     229    Forest Laboratories, Inc. B.......................       8,912
     315    Foxhollow Technologies, Inc. BH...................      14,983
     447    Gilead Sciences, Inc. B...........................      21,781
     223    ICOS Corp. B......................................       6,154
     217    Kissei Pharmaceutical Co., Ltd. ..................       4,312
     274    Medicines Co. B...................................       6,314
     299    Medtronic, Inc. ..................................      16,006
     281    Mentor Corp.  H...................................      15,441
     507    Millennium Pharmaceuticals, Inc. B................       4,732
     275    Pharmaceutical Product Development, Inc. B........      15,832
     222    Sanofi-Aventis S.A. ADR...........................       9,228
   1,026    Schering-Plough Corp. ............................      21,597
   1,094    Shionogi & Co., Ltd. .............................      14,947
     174    St. Jude Medical, Inc. B..........................       8,157
     321    Teva Pharmaceutical Industries Ltd. ADR H.........      10,721
     321    Vertex Pharmaceuticals, Inc. B....................       7,172
                                                                ----------
                                                                   340,793
                                                                ----------
            SERVICES -- 10.2%
     408    Bankrate, Inc. BH.................................      11,202
     385    Cendant Corp. ....................................       7,953
     130    Corporate Executive Board Co. ....................      10,145
     245    DreamWorks Animation SKG, Inc. B..................       6,763
     191    Four Seasons Hotels, Inc.  H......................      10,946
     584    LECG Corp. B......................................      13,427
     117    Red Robin Gourmet Burgers, Inc. BH................       5,354
   1,521    Sirius Satellite Radio, Inc. BH...................       9,960
     317    Starwood Hotels & Resorts Worldwide, Inc. ........      18,106
     166    Stericycle, Inc. B................................       9,493
     255    XM Satellite Radio Holdings, Inc. Class A BH......       9,143
                                                                ----------
                                                                   112,492
                                                                ----------
            TECHNOLOGY -- 27.8%
     401    Amdocs Ltd. B.....................................      11,111
     496    American Tower Corp. Class A B....................      12,383
     874    ATI Technologies, Inc. ADR B......................      12,189
      29    Bunka Shutter Co., Ltd. ..........................      16,384
   1,010    Corning, Inc. B...................................      19,516
     474    Crown Castle International Corp. B................      11,665
   1,039    Evergreen Solar, Inc.  H..........................       9,693
     299    F5 Networks, Inc. B...............................      13,006
      64    Google, Inc. B....................................      20,190
     185    Hologic, Inc. B...................................      10,701
     975    Microsoft Corp. ..................................      25,097
     338    NVIDIA Corp. B....................................      11,583
     260    Qualcomm, Inc. ...................................      11,622
   1,187    Red Hat, Inc. BH..................................      25,144
     207    Research In Motion Ltd. B.........................      14,131
     488    Salesforce.com, Inc. B............................      11,280
     795    Smiths Group plc..................................      13,449
      25    Take-Two Interactive Software, Inc. B.............         541
     694    THQ, Inc. B.......................................      14,788
     894    Verifone Holdings, Inc. B.........................      17,982

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     344    Verint Systems, Inc. B............................  $   14,063
     285    Yahoo!, Inc. B....................................       9,648
                                                                ----------
                                                                   306,166
                                                                ----------
            TRANSPORTATION -- 1.4%
     472    GOL Linhas Aereas
              Inteligentes S.A. ADR H.........................      15,326
                                                                ----------
            Total common stock
              (cost $909,732).................................  $1,088,414
                                                                ----------
SHORT-TERM INVESTMENTS -- 18.3%
            SECURITIES PURCHASES WITH PROCEEDS FROM SECURITIES
            LENDING -- 18.3%
 200,870    BNY Institutional Cash Reserve Fund...............  $  200,870
                                                                ----------
            Total short-term Investments
              (cost $200,870).................................  $  200,870
                                                                ----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $1,110,602) O.............................  $1,289,284
            OTHER ASSETS & LIABILITIES........................    (189,039)
                                                                ----------
            TOTAL NET ASSETS..................................  $1,100,245
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.32% of total net assets at September 30, 2005.

   Security valued in good faith at fair value by, or under the direction of, the Funds'
   Board of Directors. The aggregate value of these securities at September 30, 2005, was
   $95,043, which represents 8.64% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $1,111,163 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $190,203
       Unrealized depreciation..................................................   (12,082)
                                                                                  --------
       Net unrealized appreciation..............................................  $178,121
                                                                                  ========

    H  Security is fully or partially on loan at September 30, 2005.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 98.7%
            BELGIUM -- 1.9%
     27     Belgacom S.A. ....................................  $    916
     22     InBev N.V. .......................................       872
                                                                --------
                                                                   1,788
                                                                --------
            FINLAND -- 0.9%
     53     Nokia Oyj.........................................       886
                                                                --------
            FRANCE -- 16.8%
     52     AXA S.A. H........................................     1,420
     25     BNP Paribas H.....................................     1,925
     15     Carrefour S.A. H..................................       711
     64     France Telecom S.A. H.............................     1,827
     11     Lafarge S.A. .....................................       969
     19     Lagardere S.C.A. H................................     1,373
     14     Sanofi-Aventis S.A. H.............................     1,118
     15     Schneider Electric S.A. H.........................     1,169
     14     Total S.A. H......................................     3,813
     59     Vivendi Universal S.A. H..........................     1,937
                                                                --------
                                                                  16,262
                                                                --------
            GERMANY -- 5.8%
     10     Deutsche Bank AG..................................       963
     30     Siemens AG........................................     2,340
     38     Volkswagen AG H...................................     2,309
                                                                --------
                                                                   5,612
                                                                --------
            IRELAND -- 1.9%
     55     Bank of Ireland...................................       864
     35     CRH plc...........................................       958
                                                                --------
                                                                   1,822
                                                                --------
            ITALY -- 4.8%
     24     Banco Popolare di Verona e Novara Scrl............       449
     74     Ente Nazionale Idrocarburi S.p.A. H...............     2,183
    605     Telecom Italia S.p.A. H...........................     1,967
                                                                --------
                                                                   4,599
                                                                --------
            JAPAN -- 24.5%
     @@     East Japan Railway Co. H..........................     1,321
     14     Fanuc Ltd. .......................................     1,171
    176     Fujitsu Ltd. .....................................     1,167
     51     Hoya Corp. H......................................     1,708
     92     Joyo Bank Ltd. ...................................       563
     @@     Mitsubishi UFJ Financial Group, Inc. H............     3,470
     27     Murata Manufacturing Co., Ltd. H..................     1,493
    100     Nomura Holdings, Inc. H...........................     1,562
      1     NTT DoCoMo, Inc. .................................     1,008
     13     Shin-Etsu Chemical Co., Ltd. H....................       561
    148     Shinsei Bank Ltd. H...............................       936
     39     Sony Corp. .......................................     1,281
    129     Sumitomo Trust & Banking Co., Ltd. H..............     1,067
     32     Takeda Pharmaceutical Co., Ltd. ..................     1,922
    327     Tokyo Gas Co., Ltd. H.............................     1,330
     66     Toyota Motor Corp. H..............................     3,050
                                                                --------
                                                                  23,610
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            NETHERLANDS -- 5.0%
     34     Heineken N.V. ....................................  $  1,105
     73     Royal Dutch Shell plc Class A H...................     2,410
     53     TNT N.V. .........................................     1,324
                                                                --------
                                                                   4,839
                                                                --------
            NORWAY -- 1.9%
     46     DNB NOR ASA.......................................       469
     54     Statoil ASA H.....................................     1,335
                                                                --------
                                                                   1,804
                                                                --------
            SINGAPORE -- 1.3%
    331     Oversea-Chinese Banking Corp., Ltd. ..............     1,225
                                                                --------
            SWITZERLAND -- 10.3%
     30     Compagnie Financiere Richemont AG.................     1,172
     56     Credit Suisse Group...............................     2,466
      7     Nestle S.A. H.....................................     2,165
     56     Novartis AG.......................................     2,843
      8     Zurich Financial Services AG......................     1,348
                                                                --------
                                                                   9,994
                                                                --------
            UNITED KINGDOM -- 23.6%
    232     Barclays plc......................................     2,345
    174     BP plc............................................     2,052
    133     Cadbury Schweppes plc.............................     1,342
    166     Cobham plc........................................       465
    166     Diageo plc........................................     2,383
     89     GlaxoSmithKline plc...............................     2,265
     72     HSBC Holdings plc.................................     1,159
     46     Imperial Tobacco Group plc........................     1,334
    213     Marks & Spencer Group plc.........................     1,412
    140     National Grid plc.................................     1,312
    100     Prudential plc....................................       908
     86     Royal Bank of Scotland Group plc..................     2,449
    144     Unilever plc......................................     1,510
    730     Vodafone Group plc................................     1,900
                                                                --------
                                                                  22,836
                                                                --------
            Total common stock
              (cost $79,265)..................................  $ 95,277
                                                                --------
SHORT-TERM INVESTMENTS -- 25.7%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 25.3%
 24,414     Navigator Prime Portfolio.........................  $ 24,414
                                                                --------
            UNITED STATES -- 0.4%
    412     State Street Bank Money Market Variable Rate
              TimeDeposit, Current rate -- 1.88% K............       412
                                                                --------
            Total short-term investments
              (cost $24,826)..................................  $ 24,826
                                                                --------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $104,091) O...............................  $120,103
            OTHER ASSETS & LIABILITIES........................   (23,540)
                                                                --------
            TOTAL NET ASSETS..................................  $ 96,563
                                                                ========

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL STOCK HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.67% of total net assets at September 30, 2005.

   Security valued in good faith at fair value by, or under the direction of, the Funds'
   Board of Directors. The aggregate value of these securities at September 30, 2005, was
   $92,867, which represents 96.17% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $104,145 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $16,665
       Unrealized depreciation..................................................     (707)
                                                                                  -------
       Net unrealized appreciation..............................................  $15,958
                                                                                  =======

    K Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2005.

    H  Security is fully or partially on loan at September 30, 2005.

   @@  Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD LARGECAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
COMMON STOCK -- 99.8%
         CONSUMER CYCLICAL -- 6.5%
  22     CDW Corp. ........................................  $ 1,281
  18     Cheesecake Factory, Inc. B........................      558
  25     Kohl's Corp. B....................................    1,260
  35     Wal-Mart Stores, Inc. ............................    1,514
                                                             -------
                                                               4,613
                                                             -------
         CONSUMER STAPLES -- 3.0%
  14     Avon Products, Inc. ..............................      370
  31     PepsiCo, Inc. ....................................    1,783
                                                             -------
                                                               2,153
                                                             -------
         ENERGY -- 13.2%
  11     Apache Corp. .....................................      839
  32     BJ Services Co. ..................................    1,166
  15     BP plc ADR........................................    1,041
  22     Chevron Corp. ....................................    1,392
  24     Exxon Mobil Corp. ................................    1,506
  14     Noble Corp. ......................................      927
  56     XTO Energy, Inc. .................................    2,526
                                                             -------
                                                               9,397
                                                             -------
         FINANCE -- 15.1%
   9     Aetna, Inc. ......................................      760
  19     Aflac, Inc. ......................................      865
  46     American International Group, Inc. ...............    2,869
  34     Citigroup, Inc. ..................................    1,557
  35     Countrywide Financial Corp. ......................    1,167
  23     Doral Financial Corp. ............................      296
  18     Federal National Mortgage Association.............      787
  14     Fifth Third Bancorp...............................      531
   6     Goldman Sachs Group, Inc. ........................      736
  28     MBNA Corp. .......................................      682
   9     Northern Trust Corp. .............................      440
                                                             -------
                                                              10,690
                                                             -------
         HEALTH CARE -- 19.6%
  33     Baxter International, Inc. .......................    1,312
  20     Biogen Idec, Inc. B...............................      794
  38     Boston Scientific Corp. B.........................      897
  14     Genzyme Corp. B...................................      981
  18     Johnson & Johnson.................................    1,130
  17     Medtronic, Inc. ..................................      896
  23     Novartis AG ADR...................................    1,178
  54     Pfizer, Inc. .....................................    1,348
 103     Schering-Plough Corp. ............................    2,175
  27     Teva Pharmaceutical Industries Ltd. ADR...........      902
  37     Walgreen Co. .....................................    1,588
  20     Watson Pharmaceuticals, Inc. B....................      732
                                                             -------
                                                              13,933
                                                             -------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
         SERVICES -- 7.6%
  13     Automatic Data Processing, Inc. ..................  $   570
  23     Comcast Corp. Class A B...........................      663
   8     FedEx Corp. ......................................      732
  31     H & R Block, Inc. ................................      743
  37     IMS Health, Inc. .................................      919
  10     Omnicom Group, Inc. ..............................      849
  28     Viacom, Inc. Class B..............................      926
                                                             -------
                                                               5,402
                                                             -------
         TECHNOLOGY -- 30.6%
  33     Adobe Systems, Inc. ..............................      973
  15     Affiliated Computer Services, Inc. Class A B......      803
  91     Citrix Systems, Inc. B............................    2,283
  24     Cognos, Inc. B....................................      927
  17     Electronic Arts, Inc. B...........................      939
  86     General Electric Co. .............................    2,886
  76     Intel Corp. ......................................    1,876
  11     International Business Machines Corp. ............      882
  15     Lexmark International, Inc. ADR B.................      885
  40     Linear Technology Corp. ..........................    1,507
 133     Microsoft Corp. ..................................    3,414
  65     Motorola, Inc. ...................................    1,433
  63     Symantec Corp. B..................................    1,432
  47     Time Warner, Inc. ................................      858
  15     Zebra Technologies Corp. Class A B................      586
                                                             -------
                                                              21,684
                                                             -------
         TRANSPORTATION -- 1.0%
  14     Carnival Corp. ...................................      675
                                                             -------
         UTILITIES -- 3.2%
  11     Kinder Morgan, Inc. ..............................    1,043
  14     Questar Corp. ....................................    1,260
                                                             -------
                                                               2,303
                                                             -------
         Total common stock
           (cost $67,071)..................................  $70,850
                                                             -------

SHORT-TERM INVESTMENTS -- 0.2%
         FINANCE -- 0.2%
 142     State Street Bank Money Market Variable Rate
           TimeDeposit, Current rate -- K 1.88%............  $   142
                                                             -------
         Total short-term investments
           (cost $142).....................................  $   142
                                                             -------
         TOTAL INVESTMENTS IN SECURITIES
           (COST $67,213) O................................  $70,992
         OTHER ASSETS & LIABILITIES........................      (28)
                                                             -------
         TOTAL NET ASSETS..................................  $70,964
                                                             =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD LARGECAP GROWTH HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.12% of total net assets at September 30, 2005.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $67,622 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 7,447
       Unrealized depreciation..................................................   (4,077)
                                                                                  -------
       Net unrealized appreciation..............................................  $ 3,370
                                                                                  =======

    K Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2005.

The accompanying notes are an integral part of this financial statement.

 HARTFORD MIDCAP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
COMMON STOCK -- 99.9%
         BASIC MATERIALS -- 3.8%
  19     Airgas, Inc. .....................................  $   556
  29     Cameco Corp. .....................................    1,573
                                                             -------
                                                               2,129
                                                             -------
         CAPITAL GOODS -- 3.9%
   7     Cooper Cameron Corp. B............................      551
  26     Donaldson Co., Inc. ..............................      801
  15     Rockwell Automation, Inc. ........................      805
                                                             -------
                                                               2,157
                                                             -------
         CONSUMER CYCLICAL -- 12.3%
  24     Bed Bath & Beyond, Inc. B.........................      962
  20     CDW Corp. ........................................    1,206
  16     Coach, Inc. B.....................................      499
   8     Fastenal Co. .....................................      510
  14     Fortune Brands, Inc. .............................    1,110
  22     Liz Claiborne, Inc. ..............................      858
  17     Outback Steakhouse, Inc. .........................      625
  28     Tiffany & Co. ....................................    1,098
                                                             -------
                                                               6,868
                                                             -------
         CONSUMER STAPLES -- 3.4%
  25     Alberto-Culver Co. ...............................    1,104
  24     Estee Lauder Cos., Inc. Class A...................      821
                                                             -------
                                                               1,925
                                                             -------
         ENERGY -- 4.8%
  15     Murphy Oil Corp. .................................      742
  13     Weatherford International Ltd. B..................      874
  23     XTO Energy, Inc. .................................    1,055
                                                             -------
                                                               2,671
                                                             -------
         FINANCE -- 2.9%
  24     Commerce Bancorp, Inc. ...........................      721
  10     iShares Russell Midcap Growth.....................      912
                                                             -------
                                                               1,633
                                                             -------
         HEALTH CARE -- 15.5%
  23     Biomet, Inc. .....................................      782
  14     Celgene Corp. B...................................      786
   7     Coventry Health Care, Inc. B......................      621
  23     Forest Laboratories, Inc. B.......................      884
  25     Health Management Associates, Inc. Class A........      596
  21     Kinetic Concepts, Inc. B..........................    1,210
  23     Laboratory Corp. of America Holdings B............    1,106
  12     Omnicare, Inc. ...................................      652
  26     Valeant Pharmaceuticals International.............      529
  37     Varian Medical Systems, Inc. B....................    1,462
                                                             -------
                                                               8,628
                                                             -------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
         SERVICES -- 17.5%
 133     Allied Waste Industries, Inc. B...................  $ 1,126
  23     Cintas Corp. .....................................      941
  14     Dun & Bradstreet Corp. B..........................      944
  16     Fiserv, Inc. B....................................      717
   7     Getty Images, Inc. B..............................      615
  16     GTECH Holdings Corp. .............................      516
  62     H & R Block, Inc. ................................    1,497
  23     Liberty Global, Inc. Class A B....................      629
  23     Liberty Global, Inc. Class C B....................      598
   8     Paychex, Inc. ....................................      301
  39     Univision Communications, Inc. Class A B..........    1,038
  23     XM Satellite Radio Holdings, Inc. Class A B.......      830
                                                             -------
                                                               9,752
                                                             -------
         TECHNOLOGY -- 32.8%
  19     Affiliated Computer Services, Inc. Class A B......    1,053
  67     Akamai Technologies, Inc. B.......................    1,064
  25     Amphenol Corp. Class A............................    1,006
  50     ATI Technologies, Inc. ADR B......................      693
   8     Harman International Industries, Inc. ............      787
  19     International Rectifier Corp. B...................      836
  22     Intuit, Inc. B....................................    1,007
  35     Jabil Circuit, Inc. B.............................    1,068
  18     KLA-Tencor Corp. .................................      886
  13     L-3 Communications Holdings, Inc. ................    1,006
  21     Macromedia, Inc. B................................      861
  20     Maxim Integrated Products, Inc. ..................      868
  34     MEMC Electronic Materials, Inc. B.................      771
  28     Mercury Interactive Corp. B.......................    1,114
  22     Microchip Technology, Inc. .......................      660
   9     Millipore Corp. B.................................      547
  29     Network Appliance, Inc. B.........................      685
  41     Nextel Partners, Inc. Class A B...................    1,022
  58     Polycom, Inc. B...................................      940
   9     SanDisk Corp. B...................................      445
  49     VeriSign, Inc. B..................................    1,038
                                                             -------
                                                              18,357
                                                             -------
         TRANSPORTATION -- 3.0%
  22     Royal Caribbean Cruises Ltd. .....................      939
  49     Southwest Airlines Co. ...........................      732
                                                             -------
                                                               1,671
                                                             -------
         Total common stock
           (cost $51,470)..................................  $55,791
                                                             -------

The accompanying notes are an integral part of this financial statement.

 HARTFORD MIDCAP STOCK HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
SHORT-TERM INVESTMENTS -- 1.3%
         FINANCE -- 1.3%
 729     State Street Bank Money Market Variable Rate
           TimeDeposit, Current rate -- 1.88% K............  $   729
                                                             -------
         Total short-term investments
           (cost $729).....................................  $   729
                                                             -------
         TOTAL INVESTMENTS IN SECURITIES
           (COST $52,199) O................................  $56,520
         OTHER ASSETS & LIABILITIES........................     (677)
                                                             -------
         TOTAL NET ASSETS..................................  $55,843
                                                             =======

Note:    Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents
       4.06% of total net assets at September 30, 2005.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $52,276 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 5,843
       Unrealized depreciation..................................................   (1,599)
                                                                                  -------
       Net unrealized appreciation..............................................  $ 4,244
                                                                                  =======

    K Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2005.

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALLCAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
COMMON STOCK -- 97.7%
          BASIC MATERIALS -- 5.4%
    187   Cabot Microelectronics Corp. B....................  $    5,479
    131   Carpenter Technology Corp. .......................       7,654
    605   Century Aluminum Co. B............................      13,607
     70   Chaparral Steel Co. B.............................       1,768
     49   Eagle Materials, Inc. H...........................       5,899
    146   Longview Fibre Co. ...............................       2,847
    107   Mueller Industries, Inc. .........................       2,980
     59   NS Group, Inc. B..................................       2,308
     89   Timken Co. .......................................       2,646
    401   Titan International, Inc. H.......................       5,503
                                                              ----------
                                                                  50,691
                                                              ----------
          CAPITAL GOODS -- 3.6%
     85   Albany International Corp. Class A................       3,141
     71   Briggs & Stratton Corp. ..........................       2,446
     44   Cascade Corp. ....................................       2,153
     97   CyberOptics Corp. B...............................       1,350
    192   Graco, Inc. ......................................       6,594
    101   Lennox International, Inc. H......................       2,774
    102   Lone Star Technologies, Inc. B....................       5,692
     33   Nordson Corp. ....................................       1,251
     87   Photronics, Inc. B................................       1,690
    301   Tempur-Pedic International, Inc. B................       3,564
     93   Toro Co. .........................................       3,419
                                                              ----------
                                                                  34,074
                                                              ----------
          CONSUMER CYCLICAL -- 9.5%
     91   CEC Entertainment, Inc. B.........................       2,876
    137   CKE Restaurants, Inc. H...........................       1,806
    113   Click Commerce, Inc. BH...........................       2,064
    132   DSW, Inc. B.......................................       2,796
     14   ESCO Technologies, Inc. B.........................         701
    284   Genesco, Inc. B...................................      10,565
     88   IKON Office Solutions, Inc. ......................         877
     54   Jack in the Box, Inc. B...........................       1,618
    198   JAKKS Pacific, Inc. BH............................       3,218
     81   Kenneth Cole Productions, Inc. Class A............       2,216
     60   K-Swiss, Inc. Class A.............................       1,765
     68   McGrath Rentcorp..................................       1,935
      8   MWI Veterinary Supply, Inc. B.....................         152
    165   Noble International Ltd. H........................       3,979
     94   Panera Bread Co. Class A BH.......................       4,831
    304   Skechers U.S.A., Inc. Class A B...................       4,976
    336   Standard-Pacific Corp. ...........................      13,964
    209   Stewart and Stevenson Services, Inc. .............       4,980
    206   Stride Rite Corp. ................................       2,642
    165   Talbots, Inc. ....................................       4,937
    288   Timberland Co. Class A B..........................       9,722
     56   Watsco, Inc. .....................................       2,974
    120   WCI Communities, Inc. BH..........................       3,407
                                                              ----------
                                                                  89,001
                                                              ----------
          ENERGY -- 7.3%
    142   Cabot Oil & Gas Corp. ............................       7,170
     52   Cheniere Energy, Inc. BH..........................       2,167
    170   Chesapeake Energy Corp. H.........................       6,510

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
          ENERGY -- (CONTINUED)
    294   Energy Partners Ltd. B............................  $    9,169
    140   Frontier Oil Corp. ...............................       6,209
    163   Giant Industries, Inc. B..........................       9,524
     57   Houston Exploration Co. B.........................       3,806
    471   Meridian Resource Corp. B.........................       1,962
    579   PetroQuest Energy, Inc. BH........................       6,045
     99   St. Mary Land & Exploration Co. H.................       3,620
      7   Superior Well Services, Inc. B....................         171
     94   Swift Energy Co. B................................       4,296
     42   Tesoro Corp. .....................................       2,804
    116   Vintage Petroleum, Inc. ..........................       5,301
                                                              ----------
                                                                  68,754
                                                              ----------
          FINANCE -- 10.3%
     69   Aaron Rents, Inc. ................................       1,457
    145   Advanta Corp. Class B.............................       4,093
    189   Affiliated Managers Group, Inc. BH................      13,687
    285   American Capital Strategies Ltd. H................      10,441
     62   American Home Mortgage Investment Corp. ..........       1,873
    304   Apsen Insurance Holdings Ltd. ....................       8,971
    129   Arch Capital Group Ltd. B.........................       6,392
     46   City Holding Co. .................................       1,638
     63   CompuCredit Corp. BH..............................       2,794
    133   Ditech Communications Corp. B.....................         894
     62   First Community Bancorp...........................       2,961
      9   Heartland Payment Systems, Inc. B.................         217
    338   IndyMac Bancorp, Inc. ............................      13,382
     57   Irwin Financial Corp. ............................       1,152
     65   James River Group, Inc. B.........................       1,144
    112   Medical Properties Trust, Inc. ...................       1,095
     96   Movie Gallery, Inc. ..............................       1,001
     96   Platinum Underwriters Holdings Ltd. ..............       2,872
    354   Rent-Way, Inc. B..................................       2,429
    702   Scottish Re Group Ltd. H..........................      16,731
     39   Taylor Capital Group, Inc. .......................       1,456
                                                              ----------
                                                                  96,680
                                                              ----------
          HEALTH CARE -- 19.1%
    717   Abgenix, Inc. BH..................................       9,085
    476   Alkermes, Inc. BH.................................       7,997
    109   Alliance Imaging, Inc. B..........................         933
    100   Amedisys, Inc. BH.................................       3,888
     55   American Healthways, Inc. B.......................       2,332
    111   American Retirement Corp. B.......................       2,094
    474   Amylin Pharmaceuticals, Inc. BH...................      16,504
    659   Applera Corp. -- Celera Genomics Group BH.........       7,994
    168   Cantel Medical Corp. B............................       3,541
    350   Ciphergen Biosystems, Inc. BH.....................         648
    466   CV Therapeutics, Inc. BH..........................      12,471
    136   Diagnostic Products Corp. ........................       7,192
    121   DJ Orthopedics, Inc. BH...........................       3,499
    721   Encysive Pharmaceuticals, Inc. B..................       8,494
    915   Exelixis, Inc. B..................................       7,017
     76   Genesis HealthCare Corp. BH.......................       3,048
    236   Haemonetics Corp. B...............................      11,198
    267   Human Genome Sciences, Inc. BH....................       3,626
    301   Incyte Corp. B....................................       1,415

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALLCAP GROWTH HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
COMMON STOCK -- (CONTINUED)
          HEALTH CARE -- (CONTINUED)
    116   Kos Pharmaceuticals, Inc. B.......................  $    7,764
    175   Kosan Biosciences, Inc. B.........................       1,272
    134   LifePoint Hospitals, Inc. B.......................       5,869
     41   Longs Drug Stores Corp. ..........................       1,767
    659   NPS Pharmaceuticals, Inc. BH......................       6,666
    377   Nu Skin Enterprises, Inc. Class A.................       7,178
    194   Onyx Pharmaceuticals, Inc. BH.....................       4,846
    148   OSI Pharmaceuticals, Inc. BH......................       4,313
     88   Pharmion Corp. BH.................................       1,919
    576   Regeneron Pharmaceutical, Inc. B..................       5,462
    212   Salix Pharmaceuticals Ltd. BH.....................       4,509
    100   Sierra Health Services, Inc. BH...................       6,859
    235   STERIS Corp. .....................................       5,598
     31   Vital Signs, Inc. ................................       1,420
                                                              ----------
                                                                 178,418
                                                              ----------
          SERVICES -- 13.2%
    169   Adesa, Inc. ......................................       3,737
     83   Advisory Board Co. B..............................       4,335
    100   Advo, Inc. .......................................       3,127
    229   Allscripts Healthcare Solutions, Inc. BH..........       4,134
    189   Ameristar Casinos, Inc. H.........................       3,941
    601   BISYS Group, Inc. B...............................       8,065
    169   Bluegreen Corp. B.................................       2,985
    225   Central European Media Enterprises Ltd. B.........      11,866
    109   Cerner Corp. BH...................................       9,449
     99   Convergys Corp. B.................................       1,415
     67   CPI Corp. ........................................       1,184
    585   Cumulus Media, Inc. Class A B.....................       7,300
  1,177   Digital Generation Systems, Inc. BH...............         742
    286   Digital River, Inc. BH............................       9,971
     93   eFunds Corp. B....................................       1,759
    221   Epicor Software Corp. B...........................       2,873
    128   Gevity HR, Inc. H.................................       3,473
    388   Heidrick & Struggles International, Inc. B........      12,567
    243   Imergent, Inc. BH.................................       1,351
    140   ITT Educational Services, Inc. B..................       6,884
     43   John H. Harland Co. ..............................       1,923
    206   Journal Register Co. .............................       3,325
    209   Lin TV Corp. Class A B............................       2,913
    108   Lincoln Educational Services Corp. B..............       1,270
     45   MAXIMUS, Inc. ....................................       1,623
     67   MTS Systems Corp. ................................       2,546
     42   Per-Se Technologies, Inc. BH......................         873
    155   Playboy Enterprises Class B B.....................       2,190
    163   Regent Communications, Inc. B.....................         859
    124   WorldSpace, Inc. BH...............................       1,751
    180   Wright Express Corp. .............................       3,875
                                                              ----------
                                                                 124,306
                                                              ----------
          TECHNOLOGY -- 23.6%
    413   Acxiom Corp. .....................................       7,739
    211   Altiris, Inc. B...................................       3,225
    173   Blackbaud, Inc. ..................................       2,453
     81   Comtech Telecommunications Corp. BH...............       3,361

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
          TECHNOLOGY -- (CONTINUED)
    461   Corillian Corp. B.................................  $    1,475
    220   Cree, Inc. BH.....................................       5,509
    676   CSG Systems International, Inc. BH................      14,676
    199   Diodes, Inc. B....................................       7,223
    233   Emulex Corp. BH...................................       4,707
    394   Fairchild Semiconductor International, Inc. BH....       5,847
    428   FuelCell Energy, Inc. BH..........................       4,697
    227   General Communication, Inc. Class A B.............       2,248
     30   Global Imaging Systems, Inc. B....................       1,011
    249   Hutchinson Technology, Inc. BH....................       6,501
    355   Hyperion Solutions Corp. B........................      17,256
     93   Infospace, Inc. B.................................       2,218
    251   Innovative Solutions & Support, Inc. BH...........       3,904
    622   Intervoice, Inc. B................................       5,605
    100   j2 Global Communications, Inc. BH.................       4,046
    158   Komag, Inc. BH....................................       5,062
     97   Kronos, Inc. BH...................................       4,332
    309   MEMC Electronic Materials, Inc. B.................       7,051
    270   Micrel, Inc. B....................................       3,026
     42   MicroStrategy, Inc. BH............................       2,966
     70   Multi-Fineline Electronix, Inc. B.................       2,052
    112   Novatel, Inc. B...................................       2,955
  1,905   ON Semiconductor Corp. B..........................       9,849
    256   Perot Systems Corp. Class A B.....................       3,617
    926   Premiere Global Services, Inc. B..................       7,578
     82   QAD, Inc. ........................................         678
    314   Radyne Corp. BH...................................       3,333
    348   Serena Software, Inc. BH..........................       6,944
    252   Sigmatel, Inc. B..................................       5,109
    118   Sybase, Inc. BH...................................       2,754
    341   Take-Two Interactive Software, Inc. BH............       7,535
    556   THQ, Inc. B.......................................      11,852
    143   Transaction Systems Architects, Inc. BH...........       3,994
    561   Trizetto Group, Inc. B............................       7,926
    446   UbiquiTel, Inc. B.................................       3,897
    592   United Online, Inc. ..............................       8,203
     91   Varian Semiconductor Equipment Associates,
            Inc. B..........................................       3,873
    142   WebEx Communications, Inc. B......................       3,490
                                                              ----------
                                                                 221,777
                                                              ----------
          TRANSPORTATION -- 5.0%
    239   Arkansas Best Corp. ..............................       8,323
    138   General Maritime Corp. H..........................       5,088
    226   Knight Transportation, Inc. ......................       5,505
    498   Werner Enterprises, Inc. .........................       8,605
    316   World Air Holdings, Inc. B........................       3,354
    384   Yellow Roadway Corp. B............................      15,910
                                                              ----------
                                                                  46,785
                                                              ----------
          UTILITIES -- 0.7%
    458   Sierra Pacific Resources B........................       6,807
                                                              ----------
          Total common stock
            (cost $827,498).................................  $  917,293
                                                              ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
SHORT-TERM INVESTMENTS -- 28.9%
            FINANCE -- 2.4%
 $ 1,103    Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $    1,103
   4,595    Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................       4,595
   2,266    Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................       2,266
   2,391    J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................       2,391
   4,280    Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................       4,280
   8,182    UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................       8,182
                                                                ----------
                                                                    22,817
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 26.4%
 242,681    BNY Institutional Cash Reserve Fund...............     242,681
      66    Evergreen Institutional Money Market Fund.........          66
     105    Evergreen Prime Cash Management Money Market......         105
   4,467    Lehman Brothers Joint Repurchase Agreement,
              3.65%, 10/3/2005+...............................       4,467
                                                                ----------
                                                                   247,319
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            U.S. TREASURY SECURITIES -- 0.1%
 $   620    US Treasury Bill 3.56%, 11-25-2005 P..............  $      617
                                                                ----------
            Total short-term investments
              (cost $270,753).................................  $  270,753
                                                                ----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $1,098,251) O.............................  $1,188,046
            OTHER ASSETS & LIABILITIES........................    (249,603)
                                                                ----------
            TOTAL NET ASSETS..................................  $  938,443
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.96% of total net assets at September 30, 2005.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $1,101,036 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $134,769
       Unrealized depreciation..................................................   (47,759)
                                                                                  --------
       Net unrealized appreciation..............................................  $ 87,010
                                                                                  ========

    H  Security is fully or partially on loan at September 30, 2005.

    P  Security pledged as initial margin deposit for open futures contracts at September
       30, 2005.

                FUTURES CONTRACTS OPEN AS OF SEPTEMBER 30, 2005

                                                                                                         UNREALIZED
                                                                                                        APPRECIATION
                                                              NUMBER OF                                      AT
DESCRIPTION                                                   CONTRACTS    POSITION     EXPIRATION       9/30/2005
-----------                                                   ---------    --------    -------------    ------------
IMM Mini Russell 2000                                            48         long       December 2005        $(25)

Collateralized by U.S. Treasury Bill, 3.56% due 11/25/2005, with a market value of $617.

@ Repurchase agreements collateralized as follows:

                                                                  SECURITY TYPE             COUPON RATE           EXPIRATION DATE
                                                                ------------------         --------------         ---------------
      Bank of America TriParty Joint Repurchase Agreement       FNMA                                5.00%                  2035
      Bank of America Joint Repurchase Agreement                U.S. Treasury Note                 3.375%                  2009
      Deutsche Bank Joint Repurchase Agreement                  FHLMC                       4.00% - 7.00%             2018-2034
                                                                FNMA                        4.00% - 6.00%             2018-2035
      J.P. Morgan Chase Tri Party Mortgage Joint Repurchase
        Agreement                                               FNMA                        5.00% - 6.00%             2025-2035
      Morgan Stanley TriParty Joint Repurchase Agreement        FHLMC                       4.50% - 7.00%             2005-2020
                                                                FNMA                        4.00% - 6.00%             2013-2035
      UBS Securities, Inc. Joint Repurchase Agreement           FHLMC                      4.00% - 13.50%             2007-2035
                                                                FNMA                       4.00% - 10.00%             2006-2035

+  Repurchase agreements collateralized as follows:

                                                                  SECURITY TYPE             COUPON RATE           EXPIRATION DATE
                                                                ------------------         --------------         ---------------
      Lehman Brothers Repurchase Agreement                      FICO                        4.52% - 4.99%             2009-2018

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALLCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                        VALUE U
--------                                                       --------
COMMON STOCK -- 83.6%
           BASIC MATERIALS -- 15.2%
     50    A. Schulman, Inc. ................................  $    898
     17    Arch Coal, Inc. ..................................     1,148
     79    Cooper Tire & Rubber Co. .........................     1,206
     45    Ferro Corp. ......................................       824
     78    Glatfelter........................................     1,099
     85    Global Power Equipment Group, Inc. B..............       606
     11    Harsco Corp. .....................................       721
     44    Kaydon Corp. .....................................     1,250
     56    Lubrizol Corp. ...................................     2,426
     23    MacDermid, Inc. ..................................       604
     36    Rayonier, Inc. ...................................     2,074
     22    Spartech Corp.....................................       430
     70    UAP Holding Corp. ................................     1,267
     68    Wausau Paper Corp. ...............................       851
     36    Worthington Industries, Inc. .....................       757
                                                               --------
                                                                 16,161
                                                               --------
           CAPITAL GOODS -- 3.4%
     44    Albany International Corp. Class A................     1,622
     17    Lincoln Electric Holdings, Inc. ..................       670
     12    Orbotech Ltd. B...................................       300
     26    Universal Compression Holdings, Inc. B............     1,034
                                                               --------
                                                                  3,626
                                                               --------
           CONSUMER CYCLICAL -- 10.0%
     30    Aeropostale, Inc. B...............................       638
     88    Big Lots, Inc. B..................................       967
     22    Bob Evans Farms, Inc. ............................       500
     52    Casey's General Stores, Inc. .....................     1,206
      8    EMCOR Group, Inc. B...............................       474
     55    Federal Signal Corp. .............................       940
     55    Fred's, Inc. .....................................       688
     22    Kellwood Co. .....................................       569
     33    Superior Industries International.................       710
     52    Supervalu, Inc. ..................................     1,624
     11    Tech Data Corp. B.................................       404
     92    Wolverine World Wide, Inc. .......................     1,926
                                                               --------
                                                                 10,646
                                                               --------
           CONSUMER STAPLES -- 0.3%
     18    Corn Products International, Inc. ................       353
                                                               --------
           ENERGY -- 8.8%
     20    Forest Oil Corp. B................................     1,042
     18    Houston Exploration Co. B.........................     1,177
     18    Newfield Exploration Co. B........................       884
     70    Petrohawk Energy Corp. B..........................     1,009
     24    Plains Exploration & Production Co. B.............     1,028
     21    Remington Oil & Gas Corp. B.......................       872
     47    St. Mary Land & Exploration Co. ..................     1,720
     17    Stone Energy Corp. B..............................     1,025
     20    Tetra Technologies, Inc. B........................       624
                                                               --------
                                                                  9,381
                                                               --------
           FINANCE -- 22.5%
      7    Alexandria Real Estate Equities, Inc. ............       579
     40    Brandywine Realty Trust...........................     1,244

                                                                MARKET
 SHARES                                                        VALUE U
--------                                                       --------
           FINANCE -- (CONTINUED)
     90    Brookline Bancorp, Inc. ..........................  $  1,424
     60    Dime Community Bancshares.........................       883
     15    EastGroup Properties, Inc. .......................       656
     26    Equity Lifestyle Properties, Inc. ................     1,170
     14    First Charter Corp. ..............................       335
     60    First Financial Bancorp...........................     1,116
     10    First Industrial Realty Trust, Inc. ..............       401
     90    First Niagara Financial Group, Inc. ..............     1,300
     70    FNB Corp. ........................................     1,210
     40    Harleysville Group, Inc. .........................       960
     45    Home Properties of New York, Inc. ................     1,766
     15    Hudson United Bancorp.............................       635
     21    IPC Holdings Ltd. ................................       686
     14    Molina Healthcare, Inc. B.........................       352
     75    Old Republic International Corp. .................     2,000
     15    Parkway Properties, Inc. .........................       704
     30    Prentiss Properties Trust.........................     1,218
     87    Provident Financial Services, Inc. ...............     1,531
     40    Susquehanna Bancshares, Inc. .....................       962
     62    Waddell and Reed Financial, Inc. Class A..........     1,193
     73    Washington Federal, Inc. .........................     1,647
                                                               --------
                                                                 23,972
                                                               --------
           HEALTH CARE -- 6.8%
     22    Invacare Corp. ...................................       917
     18    LifePoint Hospitals, Inc. B.......................       787
     52    Manor Care, Inc. .................................     2,009
    112    Perrigo Co. ......................................     1,603
     30    Priority Healthcare Corp. Class B B...............       836
     44    STERIS Corp. .....................................     1,037
                                                               --------
                                                                  7,189
                                                               --------
           SERVICES -- 5.8%
     26    Covansys Corp. B..................................       415
     55    Cox Radio, Inc. Class A B.........................       836
     40    Dendrite International, Inc. B....................       804
     50    Foundry Networks, Inc. B..........................       635
     28    Inter-Tel, Inc. ..................................       588
     19    Manhattan Associates, Inc. B......................       448
     12    MAXIMUS, Inc. ....................................       429
     95    Reader's Digest Association, Inc. ................     1,517
     60    Spherion Corp. B..................................       456
                                                               --------
                                                                  6,128
                                                               --------
           TECHNOLOGY -- 5.4%
     25    A.O. Smith Corp. .................................       713
      8    Avocent Corp. B...................................       253
     12    Candela Corp. B...................................       121
     50    IDT Corp. Class B B...............................       610
     70    NetIQ Corp. B.....................................       857
     65    Pixelworks, Inc. B................................       428
     54    SonicWALL, Inc. B.................................       345
    144    Stratex Networks, Inc. B..........................       374
     45    Technitrol, Inc. .................................       689
     60    TTM Technologies, Inc. B..........................       428

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                        VALUE U
--------                                                       --------
COMMON STOCK -- (CONTINUED)
           TECHNOLOGY -- (CONTINUED)
     40    Verity, Inc. B....................................  $    425
     80    Wireless Facilities, Inc. B.......................       463
                                                               --------
                                                                  5,706
                                                               --------
           TRANSPORTATION -- 5.4%
     24    Heartland Express, Inc. ..........................       488
     18    J.B. Hunt Transport Services, Inc. ...............       336
     60    Kansas City Southern B............................     1,392
     88    Laidlaw International, Inc. ......................     2,127
     43    Monaco Coach Corp. ...............................       634
     41    Werner Enterprises, Inc. .........................       708
                                                               --------
                                                                  5,685
                                                               --------
           Total common stock
             (cost $73,791)..................................  $ 88,847
                                                               --------


PRINCIPAL
 AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 16.5%
            FINANCE -- 16.5%
 $12,300    Federal Home Loan Bank, 3.18%, 10-3-2005..........  $ 12,297
   5,200    UBS Finance, 3.86%, 10-3-2005.....................     5,198
                                                                --------
            Total short-term investments
              (cost $17,495)..................................  $ 17,495
                                                                --------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $91,286) O................................  $106,342
            OTHER ASSETS & LIABILITIES........................       (69)
                                                                --------
            TOTAL NET ASSETS..................................  $106,273
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $91,299 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $18,886
       Unrealized depreciation..................................................   (3,843)
                                                                                  -------
       Net unrealized appreciation..............................................  $15,043
                                                                                  =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 7.0%
            FINANCE -- 7.0%
$ 10,000    Banc of America,
              5.00%, 10-10-2045 I.............................  $   10,050
   9,000    Banc of America Commercial Mortgage, Inc.,
              4.501%, 7-10-2043...............................       8,851
 241,880    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.64%, 2-11-2041 WK.............................       3,349
   9,000    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.512%, 7-15-2037...............................       8,865
   8,000    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.918%, 4-15-2037...............................       7,878
   9,000    Commercial Mortgage Pass Through Certificates,
              4.99%, 6-10-2044................................       9,056
 148,052    Merrill Lynch Mortgage Trust,
              4.57%, 5-1-2043 WK..............................       4,740
   9,000    Wachovia Bank Commercial Mortgage Trust,
              4.515%, 5-15-2044...............................       8,848
                                                                ----------
            Total asset & commercial mortgage backed
              securities
              (cost $62,546)..................................  $   61,637
                                                                ----------
U.S. GOVERNMENT SECURITIES -- 47.0%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 18.2%
            FEDERAL HOME LOAN BANK
$ 29,600    3.00% 2008........................................  $   28,546
  29,800    3.375% 2008.......................................      28,886
   8,000    3.80% 2006........................................       7,934
  12,000    4.25% 2007........................................      11,968
  56,980    4.50% 2010........................................      56,861
  14,000    5.80% 2008........................................      14,481
                                                                ----------
                                                                   148,676
                                                                ----------
            TENNESSEE VALLEY AUTHORITY
  11,750    5.375% 2008.......................................      12,069
                                                                ----------
                                                                   160,745
                                                                ----------
            U.S. TREASURY SECURITIES -- 28.8%
            U.S. TREASURY NOTES
  16,000    1.625% 2015 J.....................................      16,179
   3,135    3.125% 2008.......................................       3,040
  23,900    3.625% 2007 H.....................................      23,672
  57,785    3.75% 2008 H......................................      57,167
  62,840    3.875% 2010 H.....................................      61,941
   3,180    4.00% 2009........................................       3,158
   8,874    4.125% 2008-2015 H................................       8,752
  53,580    4.25% 2014-2015 H.................................      53,245
  11,975    6.00% 2009........................................      12,735
   2,000    10.375% 2012......................................       2,249
                                                                ----------
                                                                   242,138
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            U.S. TREASURY SECURITIES -- (CONTINUED)
            U.S. TREASURY STRIPS
$ 18,000    4.12% 2013 Z......................................  $   12,653
                                                                ----------
                                                                   254,791
                                                                ----------
            Total U.S. government securities
              (cost $420,486).................................  $  415,536
                                                                ----------
U.S. GOVERNMENT AGENCIES -- 43.8%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 16.3%
            MORTGAGE BACKED SECURITIES:
$ 24,000    5.50% 2035........................................  $   24,000
   3,828    6.00% 2021-2033...................................       3,910
   5,782    6.50% 2028-2032...................................       5,953
      29    7.00% 2029-2031...................................          30
                                                                ----------
                                                                    33,893
                                                                ----------
            NOTES:
  22,000    4.125% 2010 H.....................................      21,640
  50,000    4.25% 2007........................................      49,921
  19,500    5.75% 2008 H......................................      20,128
                                                                ----------
                                                                    91,689
                                                                ----------
            REMIC -- PAC'S:
  10,686    6.00% 2031........................................      10,829
   4,742    6.50% 2028........................................       4,877
                                                                ----------
                                                                    15,706
                                                                ----------
            REMIC -- Z BONDS:
   2,509    6.50% 2032 3......................................       2,631
                                                                ----------
                                                                   143,919
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 21.7%
            DOLLAR ROLLS:
   5,000    4.50% 2016........................................       4,958
   5,551    6.50% 2029........................................       5,737
                                                                ----------
                                                                    10,695
                                                                ----------
            MORTGAGE BACKED SECURITIES:
  18,025    4.741% 2035 K.....................................      18,029
   2,346    4.806% 2035 K.....................................       2,332
  15,070    4.836% 2034.......................................      15,037
   1,810    4.881% 2035 K.....................................       1,802
   2,881    4.931% 2035 K.....................................       2,871
  15,469    5.112% 2035 K.....................................      15,548
   9,990    5.151% 2035.......................................      10,013
  49,705    5.50% 2015-2019...................................      50,445
   1,556    5.89% 2008 K......................................       1,596
   6,388    5.95% 2009........................................       6,568
  32,831    6.00% 2013-2034...................................      33,394
     915    6.01% 2009........................................         943
     283    6.36% 2008........................................         291
   4,867    6.50% 2013-2032...................................       5,017
   2,342    6.52% 2008........................................       2,406
     142    7.50% 2023........................................         151

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUEU
---------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION --
            (CONTINUED)
      14    8.50% 2017........................................  $       15
$      9    9.00% 2020-2021...................................           9
      36    9.75% 2020........................................          39
                                                                ----------
                                                                   166,506
                                                                ----------
            NOTES:
  15,000    4.20% 2008........................................      14,861
                                                                ----------
                                                                   192,062
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.8%
            MORTGAGE BACKED SECURITIES:
  12,404    5.00% 2034........................................      12,244
  26,852    5.50% 2034........................................      27,064
   8,523    6.00% 2033-2034...................................       8,705
   2,618    7.00% 2030-2032...................................       2,752
     257    7.50% 2027........................................         273
       4    9.50% 2020........................................           4
                                                                ----------
                                                                    51,042
                                                                ----------
            Total U.S. government agencies
              (cost $390,593).................................  $  387,023
                                                                ----------
            Total long-term investments
              (cost $873,625).................................  $  864,196
                                                                ----------
SHORT-TERM INVESTMENTS -- 26.4%
            FINANCE -- 4.4%
$ 12,874    BNP Paribas Repurchase Agreement,
              3.25%, 10-3-2005 @..............................  $   12,874
  11,035    RBS Greenwich Repurchase Agreement,
              3.25%, 10-3-2005 @..............................      11,035
  14,790    UBS Warburg Securities, Inc. Repurchase Agreement,
              3.27%, 10-3-2005 @..............................      14,790
                                                                ----------
                                                                    38,699
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUEU
 ------                                                         ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 22.0%
 195,207    BNY Institutional Cash Reserve Fund...............  $  195,207
                                                                ----------
            Total short-term investments
              (cost $233,906).................................  $  233,906
                                                                ----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $1,107,531) O.............................  $1,098,102
            OTHER ASSETS & LIABILITIES........................    (213,751)
                                                                ----------
            TOTAL NET ASSETS..................................  $  884,351
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $1,108,642 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $     --
       Unrealized depreciation..................................................   (10,540)
                                                                                  --------
       Net unrealized depreciation..............................................  $(10,540)
                                                                                  ========

    K Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2005.

    Z  The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

    J  U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

    W  The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2005.

    I  The cost of securities purchased on a when-issued basis at September 30, 2005 was
       $10,050.

    H  Security is fully or partially on loan at September 30, 2005.

    3  Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate. The interest rate disclosed represents the coupon rate at which the additional principal is being accrued.

 @   Repurchase agreements collateralized as follows:

                                                                  SECURITY TYPE             COUPON RATE           EXPIRATION DATE
                                                               -------------------         --------------         ---------------
      BNP Paribas Repurchase Agreement                         U.S. Treasury Bonds            5.25%-8.75%            2017-2029
                                                               U.S. Treasury Note                  12.50%                 2014
      RBS Greenwich Repurchase Agreement                       U.S. Treasury Bond                  8.875%                 2019
                                                               U.S. Treasury Notes          2.375%-12.75%            2006-2010
      UBS Warburg Repurchase Agreement                         U.S. Treasury Bonds           5.25%-9.875%            2015-2029
                                                               U.S. Treasury Notes         2.625%-10.625%            2008-2015

The accompanying notes are an integral part of this financial statement.

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005(UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                        VALUE U
------                                                        --------
COMMON STOCK -- 98.1%
         BASIC MATERIALS -- 10.4%
   32    Akzo Nobel N.V. ..................................   $  1,412
   30    Albemarle Corp. ..................................      1,112
  458    Alcoa, Inc. ......................................     11,187
   73    Aracruz Celulose S.A. ADR.........................      2,946
   59    Arch Coal, Inc. H.................................      3,956
   80    Cytec Industries, Inc. ...........................      3,488
   52    DuPont (E.I.) de Nemours & Co. ...................      2,029
   22    Engelhard Corp. ..................................        608
    3    Huntsman Corp. B..................................         55
  239    Michelin (C.G.D.E.) Class B H.....................     14,091
  140    Pactiv Corp. B....................................      2,460
  613    Sappi Ltd. ADR....................................      7,226
  257    Smurfit-Stone Container Corp. B...................      2,665
   20    Temple-Inland, Inc. ..............................        833
                                                              --------
                                                                54,068
                                                              --------
         CAPITAL GOODS -- 4.1%
  193    Goodrich Corp. ...................................      8,562
   54    Parker-Hannifin Corp. ............................      3,453
  258    Teradyne, Inc. B..................................      4,254
  191    Tyco International Ltd. ..........................      5,308
                                                              --------
                                                                21,577
                                                              --------
         CONSUMER CYCLICAL -- 10.3%
  234    American Axle & Manufacturing Holdings, Inc. H....      5,398
  146    Blockbuster, Inc. Class A H.......................        692
  164    CBRL Group, Inc. .................................      5,527
  666    Foot Locker, Inc. ................................     14,608
  162    Lear Corp. .......................................      5,486
  135    Newell Rubbermaid, Inc. ..........................      3,051
  437    Ruby Tuesday, Inc. H..............................      9,513
   27    TJX Cos., Inc. ...................................        549
  297    TRW Automotive Holdings Corp. BH..................      8,711
                                                              --------
                                                                53,535
                                                              --------
         ENERGY -- 7.8%
   39    Devon Energy Corp. ...............................      2,698
   74    GlobalSantaFe Corp. ..............................      3,385
  121    Marathon Oil Corp. ...............................      8,341
   97    Noble Corp. ......................................      6,634
  115    Talisman Energy, Inc. ............................      5,607
  103    Total S.A. ADR H..................................     13,976
                                                              --------
                                                                40,641
                                                              --------
         FINANCE -- 29.5%
  237    ACE Ltd. .........................................     11,146
  105    AMBAC Financial Group, Inc. ......................      7,530
  181    American International Group, Inc. ...............     11,202
  591    Apollo Investment Corp. ..........................     11,710
  376    Bank of America Corp. ............................     15,827
  193    Capital One Financial Corp. ......................     15,316
  251    CIT Group, Inc. ..................................     11,327
  411    Citigroup, Inc. ..................................     18,691
   72    Everest Re Group Ltd. ............................      7,059
   80    Federal Home Loan Mortgage Corp. .................      4,511

                                                               MARKET
SHARES                                                        VALUE U
------                                                        --------
         FINANCE -- (CONTINUED)
   43    Federal National Mortgage Association.............   $  1,909
   54    Golden West Financial Corp. ......................      3,195
  476    MBNA Corp. .......................................     11,726
  182    Platinum Underwriters Holdings Ltd. ..............      5,452
   50    Reinsurance Group of America......................      2,244
  160    RenaissanceRe Holdings Ltd. ADR...................      6,992
  264    Royal Bank of Scotland Group plc..................      7,504
                                                              --------
                                                               153,341
                                                              --------
         HEALTH CARE -- 9.2%
   59    Coventry Health Care, Inc. B......................      5,032
  119    Endo Pharmaceuticals Holdings, Inc. B.............      3,174
  145    GlaxoSmithKline plc...............................      3,686
  119    GlaxoSmithKline plc ADR...........................      6,087
   29    Lilly (Eli) & Co. ................................      1,525
  197    Pfizer, Inc. .....................................      4,914
   31    Sanofi-Aventis S.A. ..............................      2,534
  285    Sanofi-Aventis S.A. ADR...........................     11,833
  196    Wyeth.............................................      9,087
                                                              --------
                                                                47,872
                                                              --------
         SERVICES -- 5.6%
   34    Comcast Corp. Class A  B..........................        984
  277    Comcast Corp. Special Class A B...................      7,963
  264    Dex Media, Inc. ..................................      7,345
   94    Liberty Global, Inc. B............................      2,552
   94    Liberty Global, Inc., Series C B..................      2,427
  600    Unisys Corp. B....................................      3,985
  206    US Airways Group, Inc. BM.........................      3,890
                                                              --------
                                                                29,146
                                                              --------
         TECHNOLOGY -- 17.5%
  185    Arrow Electronics, Inc. B.........................      5,786
  590    Cinram International, Inc. .......................     12,868
1,062    Cisco Systems, Inc. B.............................     19,033
  329    Fairchild Semiconductor International, Inc. B.....      4,892
   37    International Rectifier Corp. B...................      1,677
  163    Lam Research Corp. B..............................      4,951
  227    Microsoft Corp. ..................................      5,833
   54    QLogic Corp. B....................................      1,847
   25    Scientific-Atlanta, Inc. .........................        938
  317    Seagate Technology................................      5,017
  259    Sprint Nextel Corp. ..............................      6,167
  182    Tektronix, Inc. ..................................      4,592
   66    Telefonaktiebolaget LM Ericsson ADR H.............      2,431
  315    Time Warner, Inc. ................................      5,703
   97    Varian Semiconductor Equipment Associates,
           Inc. B..........................................      4,123
  194    Vishay Intertechnology, Inc. B....................      2,324
   43    Whirlpool Corp. ..................................      3,281
                                                              --------
                                                                91,463
                                                              --------
         TRANSPORTATION -- 3.1%
   40    AirTran Holdings, Inc. B..........................        503
  206    AMR Corp. BH......................................      2,297
  184    Continental Airlines, Inc. Class B BH.............      1,778

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                        VALUE U
------                                                        --------
COMMON STOCK -- (CONTINUED)
         TRANSPORTATION -- (CONTINUED)
   94    Pinnacle Airlines Corp. BH........................   $    612
  260    Yellow Roadway Corp. B............................     10,756
                                                              --------
                                                                15,946
                                                              --------
         UTILITIES -- 0.6%
   40    Constellation Energy Group, Inc. .................      2,489
    7    TXU Corp. ........................................        835
                                                              --------
                                                                 3,324
                                                              --------
         Total common stock
           (cost $477,810).................................   $510,913
                                                              --------
PREFERRED STOCKS -- 0.9%
         ENERGY -- 0.9%
   77    Petroleo Brasileiro S.A. ADR......................      4,902
                                                              --------
         Total preferred stocks
           (cost $2,334)...................................   $  4,902
                                                              --------
PRINCIPAL
AMOUNT
------
SHORT-TERM INVESTMENTS -- 6.7%
         FINANCE -- 0.7%
$ 186    Bank of America Mortgage Joint Repurchase
           Agreement,
           3.25%, 10-3-2005 @..............................   $    186
  771    Bank of America TriParty Mortgage Joint Repurchase
           Agreement,
           3.87%, 10-3-2005 @..............................        771
  380    Deutsche Bank Joint Repurchase Agreement,
           3.78%, 10-3-2005 @..............................        380
  401    J.P. Morgan Chase TriParty Mortgage Joint
           Repurchase Agreement,
           3.87%, 10-3-2005 @..............................        401
  718    Morgan Stanley TriParty Joint Repurchase
           Agreement,
           3.85%, 10-3-2005 @..............................        718
1,373    UBS Securities, LLC Joint Repurchase Agreement,
           3.90%, 10-3-2005 @..............................      1,373
                                                              --------
                                                                 3,829
                                                              --------

                                                               MARKET
SHARES                                                        VALUE U
------                                                        --------
         SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
         LENDING -- 6.0%
31,158   BNY Institutional Cash Reserve Fund...............   $ 31,158
                                                              --------
         Total short-term investments
           (cost $34,987)..................................   $ 34,987
                                                              --------
         TOTAL INVESTMENTS IN SECURITIES
           (COST $515,131) O...............................   $550,802
         OTHER ASSETS & LIABILITIES........................    (30,121)
                                                              --------
         TOTAL NET ASSETS..................................   $520,681
                                                              ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.65% of total net assets at September 30, 2005.

   Security valued in good faith at fair value by, or under the direction of, the Funds'
   Board of Directors. The aggregate value of these securities at September 30, 2005, was
   $33,116, which represents 6.36% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $516,076 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 55,394
       Unrealized depreciation..................................................   (20,668)
                                                                                  --------
       Net unrealized appreciation..............................................  $ 34,726
                                                                                  ========

    M  Securities exempt from registration under Regulation D of the Securities Act of
       1933. These securities are determined to be liquid. At September 30, 2005, the market value of these securities was $3,890, which represents 0.75% of total net assets.

    H  Security is fully or partially on loan at September 30, 2005.

 @   Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE            COUPON RATE          EXPIRATION DATE
                                                                    -------------            ------------         ---------------
      Bank of America TriParty Joint Repurchase Agreement         FNMA                              5.00%                 2035
      Bank of America Joint Repurchase Agreement                  U.S. Treasury Note               3.375%                 2009
      Deutsche Bank Joint Repurchase Agreement                    FHLMC                       4.00%-7.00%            2018-2034
                                                                  FNMA                        4.00%-6.00%            2018-2035
      J.P. Morgan Chase Tri Party Mortgage Joint Repurchase
        Agreement                                                 FNMA                        5.00%-6.00%            2025-2035
      Morgan Stanley TriParty Joint Repurchase Agreement          FHLMC                       4.50%-7.00%            2005-2020
                                                                  FNMA                        4.00%-6.00%            2013-2035
      UBS Securities, Inc. Joint Repurchase Agreement             FHLMC                      4.00%-13.50%            2007-2035
                                                                  FNMA                       4.00%-10.00%            2006-2035

The accompanying notes are an integral part of this financial statement.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

         (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    HARTFORD HLS SERIES FUND II, INC.


Date: November 14, 2005             By: /s/ David M. Znamierowski
                                        ----------------------------------------
                                        David M. Znamierowski
                                        Its: President


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: November 14, 2005             By: /s/ David M. Znamierowski
                                        ----------------------------------------
                                        David M. Znamierowski
                                        Its: President


Date: November 14, 2005             By: /s/ Tamara L. Fagely
                                        ----------------------------------------
                                        Tamara L. Fagely
                                        Its: Vice President, Controller and
                                             Treasurer

                                  EXHIBIT LIST


99.CERT           Certifications

                  (i) Section 302 certification of principal executive officer

                  (ii) Section 302 certification of principal financial officer